1933 Act Registration No. 333-33211
    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 5, 1997

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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.  _____                         [ ]
                  Post-Effective Amendment No. __1__                         [X]
                        (Check appropriate box or boxes)

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                Exact name of Registrant as Specified in Charter:

                           FIRST AMERICAN FUNDS, INC.

                         Area Code and Telephone Number:

                                 (610) 676-1924

                     Address of Principal Executive Offices:

                            Oaks, Pennsylvania 19456

                     Name and Address of Agent for Service:

                                  David G. Lee
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456

                                   COPIES TO:

         Kathryn L. Stanton, Esq.              Kathleen L. Prudhomme, Esq.
          SEI Investments Company                 Dorsey & Whitney LLP
         Oaks, Pennsylvania 19456                220 South Sixth Street
                                              Minneapolis, Minnesota 55402

It is proposed that this filing shall become effective (check appropriate box):

      [X]    immediately upon filing pursuant to paragraph (b) of rule 485
      [ ]    on (date) pursuant to paragraph (b) of rule 485
      [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
      [ ]    on (date) pursuant to paragraph (a)(1) of Rule 485
      [ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
      [ ]    on January 31, 1995 pursuant to paragraph (a)(2) of Rule 485

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PART A

Incorporated by reference to the Registration Statement on Form N-14, File No. 333-33211, filed August 8, 1997.


PART B

Incorporated by reference to the Registration Statement on Form N-14, File No. 333-33211, filed August 8, 1997.


PART C

ITEM 15. INDEMNIFICATION.

      Incorporated by reference to the Registration Statement on Form N-14, File No. 333-33211, filed on August 8, 1997.

ITEM 16. EXHIBITS

      (1) Amended and Restated Articles of Incorporation, as amended through October, 1997. (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, File No. 2-74747 (the "Post-Effective Amendment No. 22").)

      (2) Bylaws, as amended through December 7, 1994. (Incorporated by reference to Exhibit (2) to the Post-Effective Amendment No. 22.)

      (3)   Not applicable.

      (4) Agreement and Plan of Reorganization. (Incorporated by reference to Appendix III to the Prospectus/Proxy Statement included in Part A of the Registrant's Registration Statement on Form N-14, File No. 333-33211, filed August 8, 1997.)

      (5)   Not Applicable

      (6) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association. (Incorporated by reference to Exhibit (5) to the Post Effective Amendment No. 22.)

      (7)   (a)   Distribution Agreement and Service Agreement relating to the
                  Class B Shares, dated January 20, 1995, between the Registrant and SEI Financial Services Company. (Incorporated by reference to Exhibit (6)(a) to the Post-Effective Amendment No. 22.)

            (b) Distribution Agreement relating to the Class A, Class C and Class D Shares, dated January 1, 1995, between the Registrant and SEI Financial Services Company. (Incorporated by reference to Exhibit (6)(b) to the Post-Effective Amendment No. 22.)

      (8)   Not applicable.

      (9)   (a)   Custodian Agreement dated September 20, 1993, between the
                  Registrant and First Trust National Association. (Incorporated by reference to Exhibit (8)(a) to the Post-Effective
                  Amendment No. 22.)

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            (b)   Compensation Agreement dated January 20, 1995, pursuant to
                  Custodian Agreement. (Incorporated by reference to Exhibit
                  (8)(b) to the Post-Effective Amendment No. 22.)

      (10)  (a)   Distribution Plan for Class A Shares. (Incorporated by
                  reference to Exhibit (15)(a) to the Post-Effective Amendment
                  No. 22.)

            (b) Distribution Plan for Class B Shares. (Incorporated by reference to Exhibit (15)(b) to the Post-Effective Amendment No. 22.)

            (c) Distribution Plan for Class D Shares. (Incorporated by reference to Exhibit (15)(c) to the Post-Effective Amendment No. 22.)

            (d) Service Plan for Class B Shares. (Incorporated by reference to Exhibit (15)(d) to the Post-Effective Amendment No. 22.)

            (e) Multiple Class Plan Pursuant to Rule 18f-3. (Incorporated by reference to Exhibit (18) to the Post Effective Amendment No. 22.)

      (11) Opinion and Consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered. (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-33211, filed on August 8, 1997.)

     *(12)  (a)   Opinion and Consent of Dorsey & Whitney LLP with respect to tax matters relating to the reorganization of Qualivest
                  Tax-Free Money Market Fund with and into First American Fund's
                  Tax Free Obligations Fund.

            (b) Opinion and Consent of Dorsey & Whitney LLP with respect to tax matters relating to the reorganization of Qualivest Money Market Fund with and into First American Fund's Prime Obligations Fund.

            (c) Opinion and Consent of Dorsey & Whitney LLP with respect to tax matters relating to the reorganization of Qualivest U.S. Treasury Money Market Fund with and into First American Fund's Treasury Obligations Fund.

      (13)  (a)   Transfer Agency Agreement dated March 31, 1994, between the
                  Registrant and Supervised Service Company. [superseded]
                  (Incorporated by reference to Exhibit (9)(a) to the Post-Effective Amendment No. 22.)

            (b) Assignment of Transfer Agency Agreement to DST Systems, Inc. [superseded] (Incorporated by reference to Exhibit (9)(b) to the Post-Effective Amendment No. 22.)

            (c) Administration Agreement dated January 1, 1995 between the Registrant and SEI Financial Management Corporation. (Incorporated by reference to Exhibit (9)(c) to the Post-Effective Amendment No. 22.)

            (d) Transfer Agency Agreement dated as of January 1, 1997, between Registrant and DST Systems, Inc. (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-33211, filed on August 8, 1997.)

            (e) Agreement, dated July 1, 1997, between SEI and First Bank National Association. (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 25.)

            (f) Amended and Restated Administration Agreement, dated July 1, 1997, by and between the Registrant and SEI Investments Management Corporation. (Incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 25.)

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            (g)   Sub-Administration Agreement dated July 1, 1997, by and
                  between SEI and First Bank National Association. (Incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 26.)

            (h) Agreement dated July 1, 1997, by and between First Bank National Association and SEI Investments Management Corporation. (Incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 26.)

      (14)  (a)   Consent of KPMG Peat Marwick LLP. (Incorporated by reference to the Registration Statement on Form N-14, File No.
                  333-33211, filed on August 8, 1997.)

            (b) Consent of Deloitte & Touche LLP. (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-33211, filed on August 8, 1997.)

      (16) Powers of Attorney of Directors signing the Registration Statement. (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-33211, filed on August 8, 1997.)

      (17)  (a)   Rule 24f-2 Election of Registrant. (Incorporated by reference to the Registration Statement on Form N-14, File No.
                  333-33211, filed on August 8, 1997.)

            (b) Form of Proxy Card. (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-33211, filed on August 8, 1997.)

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   *  Filed herewith.


ITEM 17. UNDERTAKINGS.

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement No. 333-33211 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 5th day of December, 1997.

                                          FIRST AMERICAN FUNDS, INC.

ATTEST:   /s/Stephen G. Meyer             By:   /s/Kathryn L. Stanton
       --------------------------------      ---------------------------------
              Stephen G. Meyer                      Kathryn L. Stanton
                                                    Vice President

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

            SIGNATURE                         TITLE                   DATE
            ---------                         -----                   ----

      /s/Stephen G. Meyer           Controller (Principal              **
-----------------------------       Financial and Accounting
         Stephen G. Meyer           Officer)


              *                     Director                           **
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        Robert J. Dayton


              *                     Director                           **
-----------------------------
      Andrew M. Hunter III


              *                     Director                           **
-----------------------------
      Leonard W. Kedrowski


              *                     Director                           **
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         Robert L. Spies


              *                     Director                           **
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        Joseph D. Strauss


              *                     Director                           **
-----------------------------
      Virginia L. Stringer


                                    Director                           **
-----------------------------
        Roger A. Gibson


* By:  /s/Kathryn L. Stanton
     ----------------------------
          Kathryn L. Stanton
           Attorney in Fact

**   December 5, 1997